BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 3.74%,
04/20/31
(a)(b)
.................... USD 495 $ 485,698
Total Asset-Backed Securities — 1.2%
(Cost: $494,809) ................................ 485,698
Foreign Government Obligations
Mexico — 0.0%
United Mexican States, 8.50%
,
11/18/38 ... MXN 2 8,978
Total Foreign Government Obligations — 0.0%
(Cost: $9,431) ................................. 8,978
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.8%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 3.58%, 09/15/34
(a)(b)
......... USD 139 135,330
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 3.97%, 10/15/35
(a)(b)
143 137,969
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 3.87%, 09/15/38
(a)(b)
152 144,426
BX Trust
(a)(b)
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 4.02%, 01/15/34 ... 36 34,105
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 4.10%, 06/15/36 ... 60 57,441
Commercial Mortgage Trust, Series 2017-
COR2, Class AM, 3.80%, 09/10/50 ..... 22 19,647
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%,
08/15/37
(c)
................... 98 89,808
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 100 85,529
CSAIL Commercial Mortgage Trust, Series
2018-CX11, Class A5, 4.03%, 04/15/51
(a)
. 51 47,353
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 3.97%,
11/15/38
(a)(b)
.................... 168 160,507
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 3.62%, 02/15/38
(a)(b)
......... 100 96,452
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 101 79,455
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 4.19%,
10/15/33
(a)(b)
.................... 100 95,978
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 39 34,893
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 3.72%, 07/15/35
(b)
.. 145 141,814
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 4.02%, 05/15/31
(a)(b)
... 160 151,892
1,512,599
Interest Only Commercial Mortgage-Backed Securities — 1.0%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.85%,
10/15/54
(b)
..................... 128 5,474
BANK, Series 2021-BN33, Class XA, 1.17%,
05/15/64 ...................... 1,752 105,673
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.73%, 10/15/53 .......... 1,162 92,478
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.71%, 06/15/52 .. USD 1,714 $ 131,518
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.61%, 10/15/52 ...... 994 71,995
407,138
Total Non-Agency Mortgage-Backed Securities — 4.8%
(Cost: $2,095,265) .............................. 1,919,737
Beneficial Interest
(000)
Other Interests
(d)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)
........ 514 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Federal Home Loan Bank, 4.00%, 04/10/28 . 500 496,115
Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 69 66,874
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.76%, 07/20/39
(a)
............. 66 68,711
135,585
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 85 18,785
Series 2020-32, Class PI, 4.00%, 05/25/50 96 21,231
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 124 18,962
Series 2020-146, Class DI, 2.50%, 10/20/50 156 23,046
Series 2020-162, Class TI, 2.50%, 10/20/50 307 39,598
Series 2020-175, Class DI, 2.50%, 11/20/50 76 10,720
Series 2020-185, Class MI, 2.50%, 12/20/50 244 33,277
165,619
Interest Only Commercial Mortgage-Backed Securities — 0.6%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.64%, 01/25/30 . 669 57,210
Series K116, Class X1, 1.53%, 07/25/30 . 107 8,788
Series K119, Class X1, 1.03%, 09/25/30 . 180 10,111
Series K120, Class X1, 1.13%, 10/25/30 . 773 47,872
Series K122, Class X1, 0.97%, 11/25/30 . 255 13,748
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 .......... 255 35,937
Government National Mortgage Association
Variable Rate Notes
Series 2002-83, 0.00%, 10/16/42
(c)
..... 413 —
Series 2003-17, 0.00%, 03/16/43
(c)
..... 422 —
Series 2003-109, 0.00%, 11/16/43 ..... 614 24
Series 2016-22, 0.72%, 11/16/55 ...... 1,339 34,463
Series 2016-151, 0.85%, 06/16/58 ..... 428 16,919
Series 2017-30, 0.58%, 08/16/58 ...... 249 7,192

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-61, 0.77%, 05/16/59 ...... USD 209 $ 8,608
240,872
Mortgage-Backed Securities — 59.7%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 98 90,755
3.00%, 09/01/27 - 12/01/46 .......... 180 165,105
3.50%, 04/01/31 - 01/01/48 .......... 253 237,214
4.00%, 08/01/40 - 12/01/45 .......... 37 35,637
4.50%, 02/01/39 - 07/01/47 .......... 94 91,574
5.00%, 10/01/41 - 11/01/41 .......... 66 66,138
5.50%, 06/01/41 ................. 53 55,311
8.00%, 12/01/29 - 07/01/30 .......... 11 11,725
Federal National Mortgage Association
3.50%, 11/01/46 ................. 79 72,519
4.00%, 01/01/41 ................. 3 2,827
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 768 645,098
2.00%, 10/15/52
(e)
................ 221 183,917
2.50%, 04/20/51 - 07/20/52 .......... 1,119 964,972
2.50%, 10/15/52
(e)
................ 127 109,108
3.00%, 02/15/45 - 12/20/51 .......... 603 535,844
3.00%, 10/15/52 - 11/15/52
(e)
......... 446 394,049
3.50%, 01/15/42 - 04/20/48 .......... 613 564,682
3.50%, 10/15/52 - 11/15/52
(e)
......... 339 308,340
4.00%, 09/20/40 - 06/20/50 .......... 1,009 946,890
4.00%, 10/15/52 - 11/15/52
(e)
......... 240 224,096
4.50%, 12/20/39 - 02/15/42 .......... 464 457,957
4.50%, 10/15/52
(e)
................ 48 45,943
5.00%, 12/15/38 - 07/20/42 .......... 41 41,744
5.00%, 11/15/52
(e)
................ 42 41,045
5.50%, 01/15/34 ................. 210 216,609
Uniform Mortgage-Backed Securities
1.50%, 10/25/37
(e)
................ 227 194,626
1.50%, 11/01/41 - 11/01/51 .......... 909 718,833
2.00%, 10/01/31 - 03/01/52 .......... 4,905 4,007,526
2.00%, 10/25/37 - 10/25/52
(e)
......... 1,074 912,005
2.50%, 04/01/30 - 03/01/52 .......... 3,789 3,242,603
2.50%, 10/25/37 - 11/25/52
(e)
......... 533 454,598
3.00%, 04/01/29 - 08/01/52 .......... 2,207 1,974,951
3.00%, 10/25/37 - 10/25/52
(e)
......... 199 176,188
3.50%, 08/01/30 - 09/01/52 .......... 1,212 1,106,441
3.50%, 10/25/37 - 11/25/52
(e)
......... 559 503,560
4.00%, 01/01/26 - 10/01/51 .......... 1,068 1,011,098
4.00%, 10/25/52 - 11/25/52
(e)
......... 1,384 1,284,123
4.50%, 05/01/24 - 04/01/49 .......... 267 259,590
4.50%, 10/25/52 - 11/25/52
(e)
......... 951 905,258
5.00%, 09/01/35 - 08/01/41 .......... 108 107,730
5.00%, 10/25/52 - 11/25/52
(e)
......... 384 373,947
5.50%, 05/01/34 - 12/01/39 .......... 111 114,440
6.00%, 04/01/35 - 06/01/41 .......... 129 135,076
6.50%, 05/01/40 ................. 22 23,168
24,014,860
Total U.S. Government Sponsored Agency Securities — 62.2%
(Cost: $27,408,126) .............................. 25,053,051
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 212 220,552
4.50%, 08/15/39 ................. 170 182,518
4.38%, 11/15/39 ................. 170 179,516
4.63%, 02/15/40 ................. 42 45,663
3.88%, 08/15/40 ................. 42 41,268
3.13%, 02/15/43 ................. 660 567,291
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.88%, 05/15/43 - 11/15/46 .......... USD 1,290 $ 1,058,443
3.63%, 08/15/43 ................. 660 615,424
3.75%, 11/15/43 ................. 660 626,794
2.50%, 02/15/45 ................. 154 117,407
2.75%, 11/15/47 ................. 154 123,188
3.00%, 02/15/48 ................. 784 660,030
2.25%, 08/15/49 ................. 815 595,873
1.63%, 11/15/50 ................. 85 52,773
U.S. Treasury Notes
0.50%, 03/15/23 - 05/31/27 .......... 873 793,622
0.25%, 04/15/23 ................. 214 209,846
2.75%, 05/31/23 ................. 1,260 1,249,024
2.25%, 11/15/24 - 08/15/27 .......... 1,627 1,510,249
2.00%, 02/15/25 ................. 1,330 1,262,045
0.38%, 04/30/25 ................. 367 332,436
2.13%, 05/15/25 ................. 1,390 1,316,645
1.50%, 08/15/26 - 02/15/30 .......... 1,881 1,698,431
0.63%, 03/31/27 ................. 146 125,246
2.88%, 08/15/28 ................. 380 356,502
3.13%, 11/15/28 ................. 380 361,074
2.38%, 03/31/29 ................. 54 48,895
1.63%, 08/15/29 ................. 266 229,394
Total U.S. Treasury Obligations — 36.2%
(Cost: $16,735,892) .............................. 14,580,149
Total Long-Term Investments — 104.4%
(Cost: $46,743,523) .............................. 42,047,613
Shares
Shares
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(f)(g)
................. 687,209 687,209
Total Money Market Funds — 1.7%
(Cost: $687,209) ................................ 687,209
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 9.4%
Federal Home Loan Bank Discount Notes,
2.96%, 10/21/22
(h)
............... 3,800 3,794,251
Total U.S. Government Sponsored Agency Securities — 9.4%
(Cost: $3,793,772) .............................. 3,794,251
Total Short-Term Securities — 11.1%
(Cost: $4,480,981) .............................. 4,481,460
Total Options Purchased — 0.0%
(Cost: $14,955) ................................ 15,306
Total Investments Before Options Written and TBA Sale
Commitments — 115.5%
(Cost: $51,239,459 ) .............................. 46,544,379
Total Options Written — (0.8)%
(Premium Received — $(184,967)) ................... (329,569)

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(e)
Mortgage-Backed Securities — (10.4)%
Government National Mortgage Association
2.50% ,  10/15/52 - 11/15/52 .......... USD (254) $ (218,202)
3.00% ,  10/15/52 - 11/15/52 .......... (57) (50,262)
Uniform Mortgage-Backed Securities
2.50% ,  10/25/37 - 11/25/52 .......... (620) (527,795)
3.00% ,  10/25/37 - 11/25/52 .......... (754) (663,584)
3.50% ,  10/25/37 - 10/25/52 .......... (831) (750,585)
1.50% ,  11/25/37 - 11/25/52 .......... (45) (35,438)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00% ,  11/25/37 - 11/25/52 .......... USD (1,033) $ (837,161)
4.00% ,  10/25/52 ................. (745) (691,249)
4.50% ,  10/25/52 ................. (200) (190,516)
5.00% ,  10/25/52 ................. (257) (250,335)
Total TBA Sale Commitments — (10.4)%
(Proceeds: $(4,383,712)) .......................... (4,215,127)
Total Investments Net of Options Written and TBA Sale
Commitments — 104.3%
(Cost: $46,670,780 ) .............................. 41,999,683
Liabilities in Excess of Other Assets — (4.3)% ............ (1,734,695)
Net Assets — 100.0% ..............................
$ 40,264,988
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,097,193 $ — $ (7,409,984)
(a)
$ — $ — $ 687,209 687,209 $ 6,461 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Ultra Note ............................................... 10 12/20/22 $ 1,185 $ (64,004)
U.S. Treasury Ultra Bond .................................................... 4 12/20/22 547 (27,747)
U.S. Treasury 2 Year Note .................................................... 11 12/30/22 2,259 4,060
U.S. Treasury 5 Year Note .................................................... 24 12/30/22 2,579 (66,629)
(154,320)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 7 12/20/22 784 2,337
U.S. Treasury Long Bond .................................................... 8 12/20/22 1,012 76,442
78,779
$ (75,541)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 10,000 USD 9,663 UBS AG 10/17/22 $ 146
GBP 10,000 USD 11,139 Bank of America NA 10/17/22 31
USD 9,999 EUR 10,000 Bank of New York Mellon 10/17/22 190
USD 10,000 MXN 201,794 Bank of America NA 10/17/22 5
USD 10,000 ZAR 178,004 HSBC Bank plc 10/17/22 177
USD 19,704 MXN 400,000 HSBC Bank plc 11/23/22 30
USD 18,181 CAD 24,000 Deutsche Bank AG 12/21/22 800
1,379
AUD 10,000 USD 6,734 Bank of New York Mellon 10/17/22 (337)
JPY 1,424,135 USD 10,000 Bank of New York Mellon 10/17/22 (148)
MXN 201,609 USD 10,000 Goldman Sachs International 10/17/22 (14)
USD 11,068 GBP 10,000 JPMorgan Chase Bank NA 10/17/22 (102)
ZAR 175,399 USD 10,000 Standard Chartered Bank 10/17/22 (321)
(922)
$ 457
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.96% Semi-Annual Bank of America NA 09/03/24 2.96 % USD 62 $ 2,178
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.25% Semi-Annual
Goldman Sachs
International 09/23/24 3.25 USD 13 582
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 09/23/24 3.28 USD 49 2,308
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.14% Semi-Annual BNP Paribas SA 09/23/25 3.14 USD 22 1,094
6,162
Put
10-Year Interest Rate Swap
(a)
2.96% Semi-Annual 1 day SOFR Annual Bank of America NA 09/03/24 2.96 USD 62 4,251
10-Year Interest Rate Swap
(a)
3.28% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.28 USD 49 2,724

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.25 % USD 13 $ 724
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/23/25 3.14 USD 22 1,445
9,144
$ 15,306
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.37% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/05/22 2.37 % USD 1,400 $ —
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 1,200 (1)
2-Year Interest Rate Swap
(a)
. 2.43% Semi-Annual 1 day SOFR Annual Bank of America NA 10/31/22 2.43 USD 1,700 (4)
10-Year Interest Rate Swap
(a)
1.82% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/11/22 1.82 EUR 6 (1)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 300 (655)
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 USD 200 (1,348)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (6,283)
(8,292)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.66% Semi-Annual Deutsche Bank AG 10/13/22 3.66 USD 1,300 (14,287)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 1,200 (185,855)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.45% Semi-Annual Bank of America NA 11/04/22 3.45 USD 1,500 (23,349)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 1.82% Annual
Goldman Sachs
International 11/11/22 1.82 EUR 6 (646)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.75% Semi-Annual Bank of America NA 11/17/22 3.75 USD 1,600 (17,419)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.17% Semi-Annual Deutsche Bank AG 12/13/22 4.17 USD 1,700 (10,961)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 300 (36,126)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 200 (16,758)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (15,876)
(321,277)
$ (329,569)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 10.17% Monthly N/A 09/14/23 MXN 532 $ (82) $ — $ (82)
28 day MXIBTIIE Monthly 10.30% Monthly N/A 09/18/23 MXN 422 (42) — (42)
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 76 227 — 227
3.13% Annual 1 day SOFR Annual N/A 06/14/24 USD 700 10,527 — 10,527
2.22% Annual
6 month
EURIBOR Semi-Annual N/A 09/12/24 EUR 21 179 7 172

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.58% Annual 1 day SOFR Annual N/A 09/13/24 USD 700 $ 8,011 $ — $ 8,011
3.63% Annual 1 day SOFR Annual N/A 09/13/24 USD 400 4,196 — 4,196
4.16% Annual 1 day SOFR Annual N/A 09/23/24 USD 1,100 793 — 793
4.32% Annual 1 day SOFR Annual N/A 09/27/24 USD 1,000 (2,287) — (2,287)
6.87% Annual 6 month WIBOR Semi-Annual N/A 09/29/27 PLN 13 16 — 16
6.99% Annual 6 month WIBOR Semi-Annual N/A 09/30/27 PLN 18 9 — 9
7.15% Annual 6 month WIBOR Semi-Annual 12/21/22
(a)
12/21/27 PLN 25 (26) — (26)
2.16% Annual 1 day SOFR Annual N/A 04/01/32 USD 300 32,815 — 32,815
2.65% Annual 1 day SOFR Annual N/A 06/02/32 USD 400 28,782 — 28,782
6 month
EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 12 (356) — (356)
1 day SOFR Annual 3.64% Annual N/A 09/28/32 USD 200 1,276 405 871
$ 84,038 $ 412 $ 83,626
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 27 $ (3) $ — $ (3)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 37 3 — 3
$ — $ — $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.55
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.39
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
PLN Polish Zloty
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CSMC Credit Suisse Mortgage Capital
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 485,698 $ — $ 485,698
Foreign Government Obligations .............................. — 8,978 — 8,978
Non-Agency Mortgage-Backed Securities ........................ — 1,829,929 89,808 1,919,737
Other Interests .......................................... — — — —
U.S. Government Sponsored Agency Securities .................... — 25,053,051 — 25,053,051
U.S. Treasury Obligations ................................... — 14,580,149 — 14,580,149
Short-Term Securities
Money Market Funds ...................................... 687,209 — — 687,209
U.S. Government Sponsored Agency Securities .................... — 3,794,251 — 3,794,251
Options Purchased
Interest rate contracts ...................................... — 15,306 — 15,306
Liabilities
Investments
TBA Sale Commitments .................................... — (4,215,127) — (4,215,127)
$ 687,209 $ 41,552,235 $ 89,808 $ 42,329,252
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 1,379 $ — $ 1,379
Interest rate contracts ....................................... 82,839 86,422 — 169,261
Liabilities
Foreign currency exchange contracts ............................ — (922) — (922)
Interest rate contracts ....................................... (158,380) (332,365) — (490,745)
$ (75,541) $ (245,486) $ — $ (321,027)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.